MAJOR CUSTOMER	6 Months Ended
Jun. 30, 2015
MAJOR CUSTOMER [Abstract]
MAJOR CUSTOMER

NOTE 12:              MAJOR CUSTOMER

A substantial portion of the Company's revenue is derived from search fees and online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or in customer buying behavior could adversely affect the Company's operating results.

The following table sets forth one customer that represented more than 10% of the Company's total revenues in each of the periods presented below:

	Six months ended June 30,
	2014	2015

Customer A	70%	90%

The following table sets forth one of the customers that accounted for more than 10% of the total accounts receivable as of December 31, 2014 and June 30, 2015:

	December 31	June 30
	2014	2015

Customer A	65%	71%